EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
Costs of sales
Costs of sales in 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Cost of inventories recognized as expenses	(25,645)	(21,404)	(17,398)
Royalty fees	(4,907)	(2,145)	—
Obsolete inventory impairments	(4,847)	(1,663)	(164)
Total	(35,399)	(25,212)	(17,562)
Pharming expensed royalty fees to Novartis on Joenja® sales, amounting to $4.9 million in 2024, $2.1 million in 2023 and $0.0 million in 2022. See Note 23. Commitments and contingencies for further information on the royalty fees to Novartis.
Obsolete inventory impairment stems from products no longer eligible for commercial sales which required a reduction in the valuation of the inventories to the lower net realizable value. Impairments related to inventories designated for commercial activities in 2024, 2023 and 2022 amounted to a charge of $4.8 million, $1.7 million and $0.2 million, respectively.

Costs of research and development
Research and development costs in 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Employee costs	(29,869)	(26,830)	(20,595)
Amortization costs intangible assets	(232)	(218)	(55)
Impairment losses intangible assets	—	(253)	—
Depreciation Property, plant and equipment and right of use assets	(1,449)	(1,636)	(1,602)
Direct Operating Expenses	(47,232)	(36,226)	(27,107)
Other indirect research and development costs	(4,365)	(3,751)	(3,172)
Total research and development costs	(83,147)	(68,914)	(52,531)
Operating expenses for research and development activities in 2024, 2023 and 2022 were $83.1 million, $68.9 million and $52.5 million, respectively. The increase in costs for 2024 mainly relates to current year's spend in research in leniolisib for the treatment of activated phosphoinositide 3-kinase delta (PI3Kδ) syndrome (APDS) for patients under 12 years old, research on the use of leniolisib for additional primary immunodeficiencies (PIDs) beyond APDS and costs relating to activities in EU and the rest of the world for the purpose of receiving regulatory approval to commercialize Joenja® for APDS. Primarily due to these activities, both the direct operating expenses and the employee costs have increased in 2024.
Costs of general and administrative activities
General and administrative costs for 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Employee costs	(25,526)	(21,216)	(14,868)
Amortization costs intangible assets	(617)	(650)	(492)
Depreciation PPE and right of use assets	(2,926)	(3,118)	(2,525)
Impairment losses PPE and right of use assets	(5,027)	(4,663)	(4,376)
Direct Operating Expenses	(18,790)	(11,240)	(9,038)
Other indirect general and administrative costs	(17,764)	(14,990)	(14,717)
Total general and administrative costs	(70,650)	(55,877)	(46,016)
Other indirect general and administrative costs include insurance, compliance and other costs.
Costs of marketing and sales activities
Marketing and sales costs for 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Employee costs	(48,791)	(44,478)	(32,858)
Amortization costs intangible assets	(5,424)	(4,985)	(3,765)
Depreciation PPE and right of use assets	(394)	(403)	(372)
Direct Operating Expenses	(57,058)	(67,366)	(42,398)
Other indirect marketing and sales costs	(7,135)	(6,817)	(6,410)
Total marketing and sales costs	(118,802)	(124,049)	(85,803)

Employee benefit costs for 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Salaries	(80,026)	(71,690)	(53,328)
Social security costs	(9,278)	(8,604)	(6,317)
Pension costs	(3,629)	(2,980)	(2,284)
Share-based compensation	(11,253)	(9,251)	(6,392)
Total	(104,186)	(92,525)	(68,321)
Salaries include holiday allowances and cash bonuses for staff.
Depreciation and amortization charges
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2024	2023	2022
Property, plant and equipment	(1,395)	(1,494)	(1,993)
Intangible assets	(6,273)	(5,852)	(4,312)
Total	(7,668)	(7,346)	(6,305)

Right of use assets	(3,374)	(3,664)	(2,565)
Total	(3,374)	(3,664)	(2,565)